Income Taxes (Details) - Schedule of significant components of deferred taxes liability - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Deferred tax liabilities:
Acquired intangible assets	¥ 39	¥ 362